Background and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Background and Basis of Presentation [Abstract]
Background and Basis of Presentation

1. Background and Basis of Presentation

Based in Columbus, Ohio, Momentive Specialty Chemicals Inc. (formerly known as Hexion Specialty Chemicals, Inc.), (which may be referred to "MSC" or the "Company") serves global industrial markets through a broad range of thermoset technologies, specialty products and technical support for customers in a diverse range of applications and industries. At December 31, 2011, the Company had 70 active production and manufacturing facilities, with 28 located in the United States. Our business is organized based on the products that we offer and the markets that we serve. At December 31, 2011, we had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins. For discussion on the change in the Company's reportable segments in 2011, see Note 17.

Momentive Combination

On October 1, 2010, our parent, Momentive Specialty Chemicals Holdings LLC (formerly known as Hexion LLC) ("MSC Holdings"), and Momentive Performance Materials Holdings Inc. ("MPM Holdings"), the parent company of Momentive Performance Materials Inc. ("MPM"), became subsidiaries of a newly formed holding company, Momentive Performance Materials Holdings LLC ("Momentive Holdings"). We refer to this transaction as the "Momentive Combination."

At the time of the Momentive Combination, Hexion LLC changed its name to Momentive Specialty Chemicals Holdings LLC and Hexion Specialty Chemicals, Inc. changed its name to Momentive Specialty Chemicals Inc. As a result of the Momentive Combination, Momentive Holdings became the ultimate parent entity of MPM and MSC. Momentive Holdings is controlled by investment funds (the "Apollo Funds") managed by affiliates of Apollo Management Holdings, L.P. (together with Apollo Global Management, LLC and its subsidiaries, "Apollo"). Apollo may also be referred to as the Company's owner.

As of December 31, 2011, the Company has elected not to apply push-down accounting of its parent's basis as a result of the Momentive Combination because it is a public reporting registrant as a result of significant public debt that was outstanding before and after the Momentive Combination.